Condensed Consolidated Financial Statements (Tables)	12 Months Ended
Sep. 30, 2014
Condensed Consolidating Financial Information
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets
(in millions)

September 30, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS:
Total cash and cash equivalents	$33.4	$85.8	$455.0	$—	$574.2
Accounts receivable—net	—	907.4	1,747.6	—	2,655.0
Intercompany receivable	363.8	107.8	211.1	(682.7)	—
Prepaid expenses and other current assets	19.7	20.5	137.3	—	177.5
Income taxes receivable	—	—	1.7	(0.2)	1.5
Deferred tax assets—net	42.0	—	45.1	(61.2)	25.9

TOTAL CURRENT ASSETS	458.9	1,121.5	2,597.8	(744.1)	3,434.1
PROPERTY AND EQUIPMENT—NET	53.6	90.6	137.8	—	282.0
DEFERRED TAX ASSETS—NET	36.1	42.3	64.1	(24.5)	118.0
INVESTMENTS IN CONSOLIDATED SUBS	3,001.3	440.8	—	(3,442.1)	—
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	—	31.9	111.0	—	142.9
GOODWILL	—	1,011.8	925.5	—	1,937.3
INTANGIBLE ASSETS—NET	—	29.0	61.2	—	90.2
OTHER NON-CURRENT ASSETS	15.6	3.0	100.3	—	118.9

TOTAL ASSETS	$3,565.5	$2,770.9	$3,997.7	$(4,210.7)	$6,123.4

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term debt	$9.9	$1.0	$13.0	$—	$23.9
Accounts payable	26.3	405.1	615.8	—	1,047.2
Accrued expenses and other current liabilities	136.2	265.8	562.8	(0.2)	964.6
Intercompany payables and notes	157.7	460.0	73.1	(690.8)	—
Billings in excess of costs on uncompleted contracts	—	87.0	292.6	—	379.6
Deferred tax liability — net	—	61.2	—	(61.2)	—
Current portion of long-term debt	37.5	—	3.0	—	40.5

TOTAL CURRENT LIABILITIES	367.6	1,280.1	1,560.3	(752.2)	2,455.8
OTHER LONG-TERM LIABILITIES	80.5	48.0	327.0	—	455.5
DEFERRED TAX LIABILITY — NET	—	—	24.5	(24.5)	—
LONG-TERM DEBT	938.9	—	0.7	—	939.6

TOTAL LIABILITIES	1,387.0	1,328.1	1,912.5	(776.7)	3,850.9
TOTAL AECOM STOCKHOLDERS’ EQUITY	2,178.5	1,442.8	1,999.2	(3,434.0)	2,186.5
Noncontrolling interests	—	—	86.0	—	86.0

TOTAL STOCKHOLDERS’ EQUITY	2,178.5	1,442.8	2,085.2	(3,434.0)	2,272.5

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$3,565.5	$2,770.9	$3,997.7	$(4,210.7)	$6,123.4

Condensed Consolidating Balance Sheets
(in millions)

September 30, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS:
Total cash and cash equivalents	$4.4	$80.2	$516.1	$—	$600.7
Accounts receivable—net	—	976.6	1,365.7	—	2,342.3
Intercompany receivable	321.1	142.0	258.4	(721.5)	—
Prepaid expenses and other current assets	7.8	18.6	142.3	—	168.7
Deferred tax assets—net	51.5	—	34.3	(65.9)	19.9

TOTAL CURRENT ASSETS	384.8	1,217.4	2,316.8	(787.4)	3,131.6
PROPERTY AND EQUIPMENT—NET	42.3	96.4	132.0	—	270.7
DEFERRED TAX ASSETS—NET	29.1	44.1	70.3	—	143.5
INVESTMENTS IN CONSOLIDATED SUBS	3,136.8	521.8	—	(3,658.6)	—
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	—	47.7	58.7	—	106.4
GOODWILL	—	1,011.8	800.0	—	1,811.8
INTANGIBLE ASSETS—NET	—	39.5	43.6	—	83.1
OTHER NON-CURRENT ASSETS	9.0	4.1	105.4	—	118.5

TOTAL ASSETS	$3,602.0	$2,982.8	$3,526.8	$(4,446.0)	$5,665.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term debt	$29.4	$0.2	$—	$—	$29.6
Accounts payable	11.3	394.5	319.6	—	725.4
Accrued expenses and other current liabilities	173.0	250.3	498.0	—	921.3
Intercompany payables and notes	192.6	400.9	140.0	(733.5)	—
Billings in excess of costs on uncompleted contracts	—	89.3	233.2	—	322.5
Deferred tax liability - net	—	65.9	—	(65.9)	—
Current portion of long-term debt	37.5	15.8	1.4	—	54.7

TOTAL CURRENT LIABILITIES	443.8	1,216.9	1,192.2	(799.4)	2,053.5
OTHER LONG-TERM LIABILITIES	61.4	52.8	334.7	—	448.9
LONG-TERM DEBT	1,087.4	—	1.7	—	1,089.1

TOTAL LIABILITIES	1,592.6	1,269.7	1,528.6	(799.4)	3,591.5
TOTAL AECOM STOCKHOLDERS’ EQUITY	2,009.4	1,713.1	1,945.5	(3,646.6)	2,021.4
Noncontrolling interests	—	—	52.7	—	52.7

TOTAL STOCKHOLDERS’ EQUITY	2,009.4	1,713.1	1,998.2	(3,646.6)	2,074.1

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$3,602.0	$2,982.8	$3,526.8	$(4,446.0)	$5,665.6

Condensed Consolidating Statements of Income

Condensed Consolidating Statements of Income
(in millions)

	For the Fiscal Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$3,609.4	$4,781.9	$(34.5)	$8,356.8
Cost of revenue	—	3,451.6	4,536.5	(34.5)	7,953.6

Gross profit	—	157.8	245.4	—	403.2
Equity in earnings from subsidiaries	346.7	40.9	—	(387.6)	—
Equity in earnings of joint ventures	—	15.0	42.9	—	57.9
General and administrative expenses	(80.9)	—	—	—	(80.9)
Acquisition and integration expenses	(27.3)	—	—	—	(27.3)

Income from operations	238.5	213.7	288.3	(387.6)	352.9
Other income	0.5	0.9	2.0	(0.7)	2.7
Interest expense	(37.7)	(0.7)	(3.1)	0.7	(40.8)

Income before income tax expense	201.3	213.9	287.2	(387.6)	314.8
Income tax (benefit) expense	(28.6)	34.3	69.5	6.8	82.0

Net income	229.9	179.6	217.7	(394.4)	232.8
Noncontrolling interests in income of consolidated subsidiaries, net of tax	—	—	(2.9)	—	(2.9)

Net income attributable to AECOM	$229.9	$179.6	$214.8	$(394.4)	$229.9

	For the Fiscal Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$3,784.1	$4,410.5	$(41.1)	$8,153.5
Cost of revenue	—	3,617.5	4,127.1	(41.1)	7,703.5

Gross profit	—	166.6	283.4	—	450.0
Equity in earnings from subsidiaries	334.3	51.1	—	(385.4)	—
Equity in earnings of joint ventures	—	12.7	11.6	—	24.3
General and administrative expenses	(97.3)	—	—	—	(97.3)

Income from operations	237.0	230.4	295.0	(385.4)	377.0
Other income	1.4	—	2.4	(0.3)	3.5
Interest expense	(43.2)	(0.1)	(1.7)	0.3	(44.7)

Income before income tax expense	195.2	230.3	295.7	(385.4)	335.8
Income tax (benefit) expense	(44.1)	51.5	78.4	6.8	92.6

Net income	239.3	178.8	217.3	(392.2)	243.2
Noncontrolling interests in income of consolidated subsidiaries, net of tax	—	—	(4.0)	—	(4.0)

Net income attributable to AECOM	$239.3	$178.8	$213.3	$(392.2)	$239.2

Condensed Consolidating Statements of Income
(in millions)

	For the Fiscal Year Ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$3,959.4	$4,310.0	$(51.2)	$8,218.2
Cost of revenue	—	3,850.8	3,996.7	(51.2)	7,796.3

Gross profit	—	108.6	313.3	—	421.9
Equity in earnings from subsidiaries	42.4	57.6	—	(100.0)	—
Equity in earnings of joint ventures	—	32.5	16.1	—	48.6
General and administrative expenses	(80.9)	—	—	—	(80.9)
Goodwill impairment	—	(181.0)	(155.0)	—	(336.0)

(Loss) income from operations	(38.5)	17.7	174.4	(100.0)	53.6
Other income	2.0	0.8	9.7	(1.9)	10.6
Interest expense	(44.4)	(0.4)	(3.8)	1.9	(46.7)

(Loss) income before income tax expense	(80.9)	18.1	180.3	(100.0)	17.5
Income tax (benefit) expense	(22.4)	4.9	82.2	9.7	74.4

Net (loss) income	(58.5)	13.2	98.1	(109.7)	(56.9)
Noncontrolling interests in income of consolidated subsidiaries, net of tax	—	—	(1.7)	—	(1.7)

Net (loss) income attributable to AECOM	$(58.5)	$13.2	$96.4	$(109.7)	$(58.6)

Consolidating Statements of Comprehensive Income (Loss)

Consolidating Statements of Comprehensive Income (Loss)
(in millions)

	For the Fiscal Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net income	$229.9	$179.6	$217.7	$(394.4)	$232.8
Other comprehensive income (loss), net of tax:
Net unrealized gain on derivatives, net of tax	0.3	—	—	—	0.3
Foreign currency translation adjustments	—	—	(72.7)	—	(72.7)
Pension adjustments, net of tax	(9.9)	—	(14.3)	—	(24.2)

Other comprehensive loss, net of tax	(9.6)	—	(87.0)	—	(96.6)

Comprehensive income, net of tax	220.3	179.6	130.7	(394.4)	136.2
Noncontrolling interests in comprehensive income of consolidated subsidiaries, net of tax	—	—	(1.6)	—	(1.6)

Comprehensive income attributable to AECOM, net of tax	$220.3	$179.6	$129.1	$(394.4)	$134.6

	For the Fiscal Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net income	$239.3	$178.8	$217.3	$(392.2)	$243.2
Other comprehensive income (loss), net of tax:
Net unrealized gain on derivatives, net of tax	1.6	—	—	—	1.6
Foreign currency translation adjustments	—	—	(70.5)	—	(70.5)
Pension adjustments, net of tax	19.1	—	(33.7)	—	(14.6)

Other comprehensive income (loss), net of tax	20.7	—	(104.2)	—	(83.5)

Comprehensive income, net of tax	260.0	178.8	113.1	(392.2)	159.7
Noncontrolling interests in comprehensive income of consolidated subsidiaries, net of tax	—	—	(2.6)	—	(2.6)

Comprehensive income attributable to AECOM, net of tax	$260.0	$178.8	$110.5	$(392.2)	$157.1

Consolidating Statements of Comprehensive Income (Loss)
(in millions)

	For the Fiscal Year Ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net income (loss)	$(58.5)	$13.2	$98.1	$(109.7)	$(56.9)
Other comprehensive income (loss), net of tax:
Net unrealized loss on derivatives, net of tax	(3.7)	—	—	—	(3.7)
Foreign currency translation adjustments	—	—	53.9	—	53.9
Pension adjustments, net of tax	(9.8)	—	(32.0)	—	(41.8)

Other comprehensive income (loss), net of tax	(13.5)	—	21.9	—	8.4

Comprehensive income (loss), net of tax	(72.0)	13.2	120.0	(109.7)	(48.5)
Noncontrolling interests in comprehensive income of consolidated subsidiaries, net of tax	—	—	(1.7)	—	(1.7)

Comprehensive income (loss) attributable to AECOM, net of tax	$(72.0)	$13.2	$118.3	$(109.7)	$(50.2)

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows
(in millions)

	For the Fiscal Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

CASH FLOWS FROM OPERATING ACTIVITIES	$(33.3)	$206.5	$187.4	$—	$360.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	—	(55.0)	1.9	—	(53.1)
Cash acquired from consolidation of joint venture	—	—	19.0	—	19.0
Proceeds from disposal of businesses and property	—	—	3.6	—	3.6
Net investment in unconsolidated joint ventures	—	9.4	(61.6)	—	(52.2)
Sales (purchases) of investments	—	—	2.7	—	2.7
Payments for capital expenditures	(14.3)	(17.8)	(30.7)	—	(62.8)
Receipts from intercompany notes receivable	146.7	—	—	(146.7)	—
Other intercompany investing activities	116.7	55.7	—	(172.4)	—

Net cash provided by (used in) investing activities	249.1	(7.7)	(65.1)	(319.1)	(142.8)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	1,769.3	—	39.9	—	1,809.2
Repayments of borrowings under credit agreements	(1,918.6)	(15.8)	(42.0)	—	(1,976.4)
Cash paid for debt and equity issuance costs	(8.1)	—	—	—	(8.1)
Net change in overdrafts	(22.5)	0.8	0.3	—	(21.4)
Proceeds from issuance of common stock	13.9	—	—	—	13.9
Proceeds from exercise of stock options	13.4	—	—	—	13.4
Payments to repurchase common stock	(34.9)	—	—	—	(34.9)
Excess tax benefit from share-based payment	0.7	—	—	—	0.7
Net distributions to noncontrolling interests	—	—	(30.2)	—	(30.2)
Intercompany notes repayments	—	—	(146.7)	146.7	—
Other intercompany financing activities	—	(178.2)	5.8	172.4	—

Net cash used in financing activities	(186.8)	(193.2)	(172.9)	319.1	(233.8)

EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(10.5)	—	(10.5)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	29.0	5.6	(61.1)	—	(26.5)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4.4	80.2	516.1	—	600.7

CASH AND CASH EQUIVALENTS AT END OF YEAR	$33.4	$85.8	$455.0	$—	$574.2

Condensed Consolidating Statements of Cash Flows
(in millions)

	For the Fiscal Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

CASH FLOWS FROM OPERATING ACTIVITIES	$(25.8)	$134.0	$300.4	$—	$408.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	—	—	(42.0)	—	(42.0)
Cash acquired from consolidation of joint venture	—	—	—	—	—
Proceeds from disposal of businesses and property	—	—	2.7	—	2.7
Net investment in unconsolidated joint ventures	—	2.6	(26.4)	—	(23.8)
Sales (purchases) of investments	—	—	(24.3)	—	(24.3)
Payments for capital expenditures	(9.8)	(17.5)	(24.8)	—	(52.1)
Receipts from intercompany notes receivable	116.2	—	—	(116.2)	—
Other intercompany investing activities	120.9	48.7	—	(169.6)	—

Net cash provided by (used in) investing activities	227.3	33.8	(114.8)	(285.8)	(139.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	2,234.5	15.8	0.4	—	2,250.7
Repayments of borrowings under credit agreements	(2,145.7)	(2.5)	(7.1)	—	(2,155.3)
Cash paid for debt and equity issuance costs	(1.6)	—	—	—	(1.6)
Net change in overdrafts	29.4	(0.5)	(0.6)	—	28.3
Proceeds from issuance of common stock	14.0	—	—	—	14.0
Proceeds from exercise of stock options	14.4	—	—	—	14.4
Payments to repurchase common stock	(388.1)	—	—	—	(388.1)
Excess tax benefit from share-based payment	1.7	—	—	—	1.7
Net distributions to noncontrolling interests	—	—	(18.5)	—	(18.5)
Intercompany notes repayments	—	—	(116.2)	116.2	—
Other intercompany financing activities	—	(147.8)	(21.8)	169.6	—

Net cash used in financing activities	(241.4)	(135.0)	(163.8)	285.8	(254.4)

EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(7.8)	—	(7.8)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(39.9)	32.8	14.0	—	6.9
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	44.3	47.4	502.1	—	593.8

CASH AND CASH EQUIVALENTS AT END OF YEAR	$4.4	$80.2	$516.1	$—	$600.7

	For the Fiscal Year Ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

CASH FLOWS FROM OPERATING ACTIVITIES	$(82.3)	$246.3	$269.4	$—	$433.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisitions, net of cash acquired	—	—	(12.6)	—	(12.6)
Cash acquired from consolidation of joint venture	—	—	—	—	—
Proceeds from disposal of businesses and property	—	2.6	—	—	2.6
Net investment in unconsolidated joint ventures	—	(0.7)	(2.1)	—	(2.8)
Sales (purchases) of investments	2.0		(0.1)	—	1.9
Payments for capital expenditures	(11.7)	(20.3)	(30.9)	—	(62.9)
Receipts from intercompany notes receivable	137.2	—	—	(137.2)	—
Other intercompany investing activities	210.3	(5.7)	—	(204.6)	—

Net cash provided by (used in) investing activities	337.8	(24.1)	(45.7)	(341.8)	(73.8)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings under credit agreements	1,435.2	2.5	8.7	—	1,446.4
Repayments of borrowings under credit agreements	(1,513.6)	(11.7)	(12.0)	—	(1,537.3)
Cash paid for debt and equity issuance costs	—	—	—	—	—
Net change in overdrafts	(5.2)	(0.2)	0.2	—	(5.2)
Proceeds from issuance of common stock	13.8	—	—	—	13.8
Proceeds from exercise of stock options	4.5	—	—	—	4.5
Payments to repurchase common stock	(159.8)	—	—	—	(159.8)
Excess tax benefit from share-based payment	1.3	—	—	—	1.3
Net distributions to noncontrolling interests	—	—	(1.3)	—	(1.3)
Intercompany notes repayments	—	—	(137.2)	137.2	—
Other intercompany financing activities	—	(210.3)	5.7	204.6	—

Net cash used in financing activities	(223.8)	(219.7)	(135.9)	341.8	(237.6)

EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	14.9	—	14.9
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	31.7	2.5	102.7	—	136.9
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	12.6	44.9	399.4	—	456.9

CASH AND CASH EQUIVALENTS AT END OF YEAR	$44.3	$47.4	$502.1	$—	$593.8